CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,806,562	1,886,238	936,926
Common stock, shares outstanding	2,806,562	1,886,238	936,926
Treasury stock	17	17	16
Series A Convertible Preferred Stock [Member]
Preferred stock, share issued		0	0
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		3,000,000	3,000,000
Preferred stock, par value		$ 0.00001	$ 0.00001
Series B Convertible Preferred Stock [Member]
Preferred stock, share issued		0	0
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		3,000,000	3,000,000
Preferred stock, par value		$ 0.00001	$ 0.00001
Series A-1 Convertible Preferred stock [Member]
Preferred stock, share issued		0	0
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stocks [Member]
Preferred stock, share issued		0	0
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		16,300,000	16,300,000
Preferred stock, par value		$ 0.00001	$ 0.00001